Other Current Assets and Other Current Financial Assets - Summary of Other Current Assets (Detail) - MXN ($) $ in Millions	Dec. 31, 2017	Dec. 31, 2016
Disclosure Of Other Current Assets [Abstract]
Prepaid expenses	$ 2,425	$ 3,784
Agreements with customers	192	179
Short-term licenses	224	112
Other	47	34
Other current assets	$ 2,888	$ 4,109